Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Core Plus Bond Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015

Chuck Burge	Portfolio Manager	2009

Michael Hyman	Portfolio Manager	2013

Todd Schomberg	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.
■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.
■	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013.
■	Todd Schomberg, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2016. From 2008 to 2016, he served as a Portfolio Manager and Vice President at Voya Investment Management.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Joseph Portera and Scott Roberts will no longer serve as Portfolio Managers of the Fund. All references to Mr. Portera and Mr. Roberts in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
CPB-SUMSTATSAI-SUP
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Low Volatility Equity Yield Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Deutschland GmbH
Portfolio Managers	Title	Length of Service on the Fund
Tarun Gupta	Portfolio Manager	2020

Nils Huter	Portfolio Manager	2020

Jerry Sun	Portfolio Manager	2020

Daniel Tsai	Portfolio Manager	2020

The following information replaces in its entirety the second paragraph appearing under the heading “Fund Management – The Adviser(s)” in the Statutory Prospectus:
Sub-Advisers: Invesco Asset Management Deutschland GmbH, (Invesco Deutschland) serves as the Fund’s investment sub-adviser. Invesco Deutschland, an affiliate of the Adviser, is located at An der Welle 5,1st Floor, Frankfurt, Germany. Invesco Deutschland has been managing assets for institutional and retail clients since 1998. Invesco Deutschland provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco and Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Tarun Gupta, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2012 to 2019, he was employed by AQR Capital Management where he served as a Managing Director and a Vice President.
■	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Jerry Sun, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2018. From 2014 to 2018, he was employed by State Street Global Advisors where he served as a Senior Quantitative Investment Strategist.
■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
LVEY-SUMSTATSAI-SUP
1

Anthony Munchak, Glen Murphy and Francis Orlando will no longer serve as Portfolio Managers of the Fund. All references to Mr. Munchak, Mr. Murphy and Mr. Orlando in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
LVEY-SUMSTATSAI-SUP
2

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Master Loan Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Thomas Ewald	Portfolio Manager	2020

David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)

Philip Yarrow	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.
■	David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2008.
■	Philip Yarrow, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Anthony Arnese will no longer serve as Portfolio Manager of the Fund. All references to Mr. Arnese in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
O-MLF-SUMSTATSAI-SUP 101520
1

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Senior Floating Rate Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Thomas Ewald	Portfolio Manager	2020

David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)

Philip Yarrow	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.
■	David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2008.
■	Philip Yarrow, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Anthony Arnese will no longer serve as Portfolio Manager of the Fund. All references to Mr. Arnese in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
O-SFLR-SUMSTATSAI-SUP
1

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Senior Floating Rate Plus Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Thomas Ewald	Portfolio Manager	2020

David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)

Philip Yarrow	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.
■	David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2008.
■	Philip Yarrow, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Anthony Arnese will no longer serve as Portfolio Manager of the Fund. All references to Mr. Arnese in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
O-SFLRP-SUMSTATSAI-SUP
1